Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RESULTS.
Income from deposits and other financial instruments	$ 34,603,188	$ 19,898,958	$ 3,259,801
Interests charged to customers in energy accounts and billing	22,872,508	16,001,236	13,130,196
Finance income per Law No.21,185	6,108,432	7,455,121	4,802,376
Finance income per Law No. 21,472	10,046,692
Finance income from contracts with electrical distribution companies	52,656,295
Financial update of decommissioning provisions Bocamina I, II and Tarapac		1,197,149	4,720,818
Financial income by law No.21,340 and No.21,249		3,833,564
Other finance income	7,966,721	2,028,557	507,209
Total Financial Income	134,253,836	50,414,585	26,420,400
Bank loans	(31,817,545)	(11,590,144)	(2,727,697)
Bonds payable to the public not guaranteed	(89,158,452)	(92,414,063)	(85,990,347)
Lease obligations	(9,688,516)	(6,822,606)	(1,960,901)
Valuation of financial derivatives for cash flow hedging	2,036,248	(3,034,351)	(9,327,966)
Financial cost by Law No.21,185	(3,363,744)	(2,235,708)	(2,409,504)
Financial update of provisions	(12,737,015)	(11,338,594)	(3,048,796)
Post-employment benefit obligations	(3,179,469)	(3,072,155)	(1,818,983)
Debt formalization expenses and other associated expenses	(4,729,704)	(4,822,933)	(5,003,674)
Capitalized borrowing costs	81,447,057	83,292,276	61,513,684
Financial cost related companies	(57,701,258)	(72,780,613)	(42,066,043)
Assignment of rights and sale of accounts receivable to customers	(30,472,335)	(31,626,916)	(49,933,286)
Financial costs by law No.21,340 and No.21,249		(1,046,173)	(10,345,206)
Trade agreements with customers	(29,585,996)	(11,412,536)	(852,435)
Interest taxes remitted abroad	(7,918,905)	(10,380,979)	(2,829,996)
Sales agreements with customers	(4,445,170)	(5,090,971)	(13,313,725)
Other financial costs	(45,752,752)	(9,241,567)	(3,928,241)
Financial Costs	(247,067,556)	(193,618,033)	(174,043,116)
Gains or losses from indexed assets and liabilities	25,285,703	5,862,890	5,897,520
Foreign currency exchange differences	(856,350)	18,401,453	(15,334,368)
Total Financial Costs	(222,638,203)	(169,353,690)	(183,479,964)
Total Financial Results	(88,384,367)	$ (118,939,105)	$ (157,059,564)
Loss on sales of financial Accounts receivable	35,545,640
Amount collected from the sale of these financial assets	$ 18,409,620